Organization and Nature of Business (Details)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2013
Organization and Nature of Business (Textual)
State of incorporation	Delaware
Date of Incorporation	Jan. 22, 2013
Firm One [Member]
Organization and Nature of Business (Textual)
Acquired interest percentage		50.00%
Firm Two [Member]
Organization and Nature of Business (Textual)
Acquired interest percentage		50.00%
Goedeker Television [Member]
Organization and Nature of Business (Textual)
Acquired interest, description	The Company owns 70% of 1847 Holdco, with the remaining 30% held by third-parties.
1847 Neese [Member]
Organization and Nature of Business (Textual)
Acquired interest, description	The Company owns 55% of 1847 Neese, with the remaining 45% held by the sellers.